Investments (Details) - Schedule of Long Term Investment - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Long Term Investment [ Abstract]
Beginning balance	$ 2,101,519	$ 132,621
Addition of investments accounted for using the equity method	7,280,564	2,101,638
Addition of investments without readily determinable fair values	3,703,567
Proportionate share of the equity investee’s net loss	(110,789)	(130,528)
Foreign currency translation adjustment	73,496	(2,212)
Ending balance	$ 13,048,357	$ 2,101,519